Supplementary Information to the Consolidated Statements of Profit or Loss and Other Comprehensive Income or Loss (Schedule of Cost of Revenues Products) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [abstract]
Salary and benefits (including share-based compensation)	$ 2,703	$ 1,828	$ 2,047
Subcontractors	230	58	190
Depreciation and amortization	672	426	559
Cost of materials	916	636	1,039
Other manufacturing expenses	1,207	779	906
Decrease (increase) in inventory of finished products	(801)	(543)	242
Cost of revenues from sale of products	$ 4,927	$ 3,184	$ 4,983